Fair Value Measurements - Additional Information (Detail) ¥ in Millions	6 Months Ended
Sep. 30, 2023 JPY (¥)
Fair Value, Measurements, Recurring | Foreign municipal bond securities
Fair Value Asset And Liabilities Measured On Recurring Basis [Line Items]
Transferred from level 2 to level 3	¥ 1,273